Income Taxes	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Taxes {1}
Income Tax Disclosure [Text Block]

[8] Income Taxes

Deferred income tax assets [liabilities] are as follows:

	September 30,	December 31,
	2011	2010

Deferred Income Tax Assets:
Net Operating Loss Carryforwards	$ 353,892	$ 289,716
Allowance for Doubtful Accounts	--	14,293
Start-up Costs	15,806	18,237
Totals	369,698	322,246

Deferred Income Tax Liabilities:
Property and Equipment	(22,102)	(20,135)
Totals	(22,102)	(20,135)

Gross Deferred Tax Asset [Liability]	347,596	302,111

Valuation Allowance for Deferred Taxes	(347,596)	(302,111)
Net Deferred Tax Asset [Liability]	$ --	$ --

At December 31, 2010, the Company had approximately $550,000 of federal net operating tax loss carryforwards expiring at various dates through 2030.  The Tax Reform Act of 1986 enacted a complex set of rules which limits a company’s ability to utilize net operating loss carryforwards and tax credit carryforwards in periods following an ownership change. These rules define an ownership change as a greater than 50 percent point change in stock ownership within a defined testing period which is generally a three-year period.  As a result of stock which may be issued by us from time to time and the conversion of warrants, options or the result of other changes in ownership of our outstanding stock, the Company may experience an ownership change and consequently our utilization of net operating loss carryforwards could be significantly limited.

Based upon the net losses historically incurred and, the prospective global economic conditions, management believes that it is not more likely than not that the deferred tax asset will be realized and has provided a valuation allowance of 100% of the deferred tax asset.  The valuation allowance increased decreased by approximately $45,000 and $127,000 in the nine months ended September 30, 2011, and the year ended December 31, 2010, respectively.

[9] Income Taxes

Deferred income tax assets [liabilities] are as follows:

	December 31,	December 31,
	2010	2009

Deferred Income Tax Assets:
Net Operating Loss Carryforwards	$289,716	$656,485
Allowance for Doubtful Accounts	14,293	34,511
Allowance for Sales Returns	--	13,903
Start-up Costs	18,237	--
Totals	322,246	704,899

Deferred Income Tax Liabilities:
Property and Equipment	(20,135)	$(25,925)
Sec. 481 Adjustment - Accrual Basis	--	(249,919)
Totals	(20,135)	(275,844)

Gross Deferred Tax Asset [Liability]	302,111	429,055

Valuation Allowance for Deferred Taxes	(302,111)	(429,055)
Net Deferred Tax Asset [Liability]	$--	$--

Reconciliation of the Federal statutory income tax rate to the effective income tax rate is as follows:

	2010	2009

U.S. statutory rate	(34%)	(34%)
State income taxes - net of federal benefit	6%	6%
Change in valuation allowance and other	28%	28%
Effective rate	--	--

At December 31, 2010, the Company had approximately $660,000 of federal net operating tax loss carryforwards expiring at various dates through 2030.  The Tax Reform Act of 1986 enacted a complex set of rules which limits a company's ability to utilize net operating loss carryforwards and tax credit carryforwards in periods following an ownership change. These rules define an ownership change as a greater than 50 percent point change in stock ownership within a defined testing period which is generally a three-year period. As a result of stock which may be issued by us from time to time and the conversion of warrants, options or the result of other changes in ownership of our outstanding stock, the Company may experience an ownership change and consequently our utilization of net operating loss carryforwards could be significantly limited.

Based upon the net losses historically incurred and, the prospective global economic conditions, management believes that it is not more likely than not that the deferred tax asset will be realized and has provided a valuation allowance of 100% of the deferred tax asset. The valuation allowance (decreased) increased by approximately ($127,000) and $154,000 in the years ended December 31, 2010 and 2009, respectively.